Revenue and segment information (Geographical information (Under IFRS)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Geographical information (Under IFRS) [line items]
External revenue	¥ 169,550,624	¥ 152,459,444	[1],[2]	¥ 113,814,236	[1],[2]
Non-current assets (excluding financial assets and deferred income tax assets)	341,153,418	342,570,291
PRC [member]
Geographical information (Under IFRS) [line items]
External revenue	157,547,764	142,381,413		105,055,414
Non-current assets (excluding financial assets and deferred income tax assets)	317,850,476	319,534,533
Overseas [member]
Geographical information (Under IFRS) [line items]
External revenue	12,002,860	10,078,031		¥ 8,758,822
Non-current assets (excluding financial assets and deferred income tax assets)	¥ 23,302,942	¥ 23,035,758

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).